Deposits for Non-Current Assets - Schedule of Deposits for Non-Current Assets (Detail) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2012 Reserve For Noncurrent Unrecoverable Deposits [Member] CNY	Dec. 31, 2013 Reserve For Noncurrent Unrecoverable Deposits [Member] USD ($)	Dec. 31, 2013 Reserve For Noncurrent Unrecoverable Deposits [Member] CNY	Dec. 31, 2012 Reserve For Noncurrent Unrecoverable Deposits [Member] USD ($)
Valuation and Qualifying Accounts Disclosure [Line Items]
Deposits for purchases of property, plant and equipment	$ 12,161	73,621	159,890
Others	4,890	29,600	29,600
Deposits, gross	17,051	103,221	189,490
Reserve for unrecoverable deposits	(4,386)	(26,552)	(26,552)
Deposits	12,665	76,669	162,938
Balance at beginning of the year				23,192	4,386	26,552	4,386
Provisions for the year				3,360
Balance at end of the year				26,552	$ 4,386	26,552	$ 4,386